CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (PARENTHETICAL) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Statement of Stockholders' Equity [Abstract]
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	$ (113.8)	$ (99.3)	$ (73.7)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Tax	$ (2.1)	$ (3.7)	$ (9.0)